Income Taxes Current and Deferred Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal U.S.			$ 227.4	$ 310.8	$ 243.8
Non-U.S.			74.6	54.3	134.4
State and local			32.7	32.8	28.4
Deferred:
Federal U.S.			(4.6)	(4.0)	10.9
Non-U.S.			(3.0)	12.7	(22.3)
State and local			(2.4)	(0.7)	0.6
Income tax provision	$ 72.6	$ 81.0	$ 324.7	$ 405.9	$ 395.8